ALGER GLOBAL FOCUS FUND
QUARTERLY REPORT
January 31, 2024

ALGER GLOBAL FOCUS FUND
Schedule of Investments January 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.5%
AUSTRALIA—3.9%
APPLICATION SOFTWARE—1.6%
WiseTech Global, Ltd.	6,600	$ 310,735
HEALTHCARE TECHNOLOGY—2.3%
Pro Medicus, Ltd.	6,900	454,566

TOTAL AUSTRALIA (Cost $488,351)		765,301
BRAZIL—2.3%
DIVERSIFIED BANKS—2.3%
NU Holdings, Ltd., Cl. A*	53,000	456,330
(Cost $257,124)
CHINA—2.7%
AUTOMOBILE MANUFACTURERS—1.4%
BYD Co., Ltd., Cl. H	11,814	264,518
HOTELS RESORTS & CRUISE LINES—1.3%
Trip.com Group, Ltd. ADR*	7,200	263,232

TOTAL CHINA (Cost $547,262)		527,750
FRANCE—7.4%
APPAREL ACCESSORIES & LUXURY GOODS—1.8%
LVMH Moet Hennessy Louis Vuitton SE	435	361,946
DATA PROCESSING & OUTSOURCED SERVICES—1.6%
Teleperformance SE	1,975	308,444
LIFE SCIENCES TOOLS & SERVICES—1.7%
Eurofins Scientific SE	5,550	334,203
OIL & GAS STORAGE & TRANSPORTATION—2.3%
Gaztransport Et Technigaz SA	3,165	443,725

TOTAL FRANCE (Cost $1,204,440)		1,448,318
GERMANY—2.1%
AEROSPACE & DEFENSE—2.1%
Hensoldt AG	13,400	402,280
(Cost $360,218)
INDIA—6.8%
DIVERSIFIED BANKS—1.9%
HDFC Bank, Ltd. ADR	6,800	377,332
HOTELS RESORTS & CRUISE LINES—2.8%
MakeMyTrip, Ltd.*	10,000	553,900
See Notes to Financial Statements.

ALGER GLOBAL FOCUS FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.5% (CONT.)
INDIA—6.8% (CONT.)
PACKAGED FOODS & MEATS—2.1%
Patanjali Foods, Ltd.	21,000	$ 401,701

TOTAL INDIA (Cost $1,073,355)		1,332,933
IRELAND—2.0%
PACKAGED FOODS & MEATS—2.0%
Kerry Group PLC, Cl. A	4,300	383,276
(Cost $482,357)
ITALY—5.6%
APPAREL ACCESSORIES & LUXURY GOODS—1.9%
Brunello Cucinelli SpA	3,650	361,850
AUTOMOBILE MANUFACTURERS—3.7%
Ferrari NV	2,100	726,432

TOTAL ITALY (Cost $649,071)		1,088,282
JAPAN—4.8%
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.5%
Keyence Corp.	1,100	492,137
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.3%
Lasertec Corp.	1,700	442,730

TOTAL JAPAN (Cost $655,045)		934,867
NETHERLANDS—6.0%
HEAVY ELECTRICAL EQUIPMENT—2.0%
Alfen NV*	6,475	391,566
SEMICONDUCTOR MATERIALS & EQUIPMENT—4.0%
ASML Holding NV	891	773,021

TOTAL NETHERLANDS (Cost $1,220,251)		1,164,587
SPAIN—1.8%
BIOTECHNOLOGY—1.8%
Grifols SA, ADR*	44,000	353,760
(Cost $502,296)
SWITZERLAND—1.8%
SPECIALTY CHEMICALS—1.8%
Sika AG	1,300	358,875
(Cost $235,515)
See Notes to Financial Statements.

ALGER GLOBAL FOCUS FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.5% (CONT.)
TAIWAN—1.9%
SEMICONDUCTORS—1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,300	$ 372,768
(Cost $378,133)
UNITED KINGDOM—2.2%
FINANCIAL EXCHANGES & DATA—2.2%
London Stock Exchange Group PLC	3,850	435,489
(Cost $350,688)
UNITED STATES—46.2%
APPLICATION SOFTWARE—10.7%
Adobe, Inc.*	893	551,677
Intuit, Inc.	1,430	902,802
Salesforce, Inc.*	2,275	639,480
		2,093,959
BROADLINE RETAIL—5.1%
Amazon.com, Inc.*	6,400	993,280
CONSUMER FINANCE—4.7%
American Express Co.	4,600	923,404
FINANCIAL EXCHANGES & DATA—4.4%
MSCI, Inc., Cl. A	1,435	859,020
HEALTHCARE EQUIPMENT—2.1%
Insulet Corp.*	2,200	419,914
OIL & GAS EQUIPMENT & SERVICES—1.9%
Schlumberger NV	7,675	373,773
PHARMACEUTICALS—6.4%
Eli Lilly & Co.	1,950	1,258,939
SEMICONDUCTORS—3.9%
NVIDIA Corp.	1,225	753,706
SYSTEMS SOFTWARE—7.0%
Microsoft Corp.	3,425	1,361,711

TOTAL UNITED STATES (Cost $5,261,918)		9,037,706
TOTAL COMMON STOCKS (Cost $13,666,024)		19,062,522
See Notes to Financial Statements.

ALGER GLOBAL FOCUS FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.0%
UNITED STATES—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	33,858	$ —
(Cost $152,361)		—

Total Investments (Cost $13,818,385)	97.5%	$19,062,522
Affiliated Securities (Cost $152,361)		0
Unaffiliated Securities (Cost $13,666,024)		19,062,522
Other Assets in Excess of Liabilities	2.5%	492,990
NET ASSETS	100.0%	$19,555,512

ADR	American Depositary Receipts

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 01/31/2024
Prosetta Biosciences, Inc., Series D	02/06/2015	$152,361	$—	0.0%
Total			$—	0.0%
See Notes to Financial Statements.

ALGER GLOBAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

Alger Global Focus Fund (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by investing in equity securities in the United States and foreign countries. The Fund’s foreign investments will include securities of  companies in both developed and emerging market countries.
The Fund offers Class A, C, I and Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of  the purchase date of  a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I shares are generally sold to institutional investors and are sold without an initial or deferred sales charge. Class Z shares are generally subject to a minimum initial investment of  $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of  the Fund’s assets).
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian and administrator from Brown Brothers Harriman & Company (the “Custodian”) to The Bank of New York Mellon. This change became effective January 29, 2024.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund's investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment

ALGER GLOBAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Fund to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Fund. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Fund having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.  Investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

ALGER GLOBAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund's own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The Fund's valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Fund may significantly differ from the valuations that would have been assigned by the Fund had there been an active market for such securities.

ALGER GLOBAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund's investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Fund has determined that presenting them by security type and sector is appropriate.

Alger Global Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,525,158	$2,536,844	$988,314	$—
Consumer Staples	784,977	—	784,977	—
Energy	817,498	373,773	443,725	—
Financials	3,051,575	2,616,086	435,489	—
Health Care	2,821,382	2,032,613	788,769	—
Industrials	1,102,290	—	1,102,290	—
Information Technology	6,600,767	4,582,144	2,018,623	—
Materials	358,875	—	358,875	—
TOTAL COMMON STOCKS	$19,062,522	$12,141,460	$6,921,062	$—
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
TOTAL INVESTMENTS IN SECURITIES	$19,062,522	$12,141,460	$6,921,062	$—

[1]	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2024

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Global Focus Fund	Preferred Stocks
Opening balance at November 1, 2023	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$—

*	Includes securities that are fair valued at zero.
The following table provides quantitative information about the Fund's Level 3 fair value measurements of the Fund's investments as of January 31, 2024. The

ALGER GLOBAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Fund's fair value measurements.

	Fair Value January 31, 2024	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Global Focus Fund
Preferred Stocks	$—*	Income Approach	Discount Rate	100.00%	N/A

*	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.
NOTE 4 — Affiliated Securities:

During the three-month period ended January 31, 2024, as disclosed in the following table, the Fund held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the Fund for purposes of the 1940 Act. Transactions during the period ended January 31, 2024 with such affiliated persons are summarized below.

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at January 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2024
Alger Global Focus Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D1	33,858	—	—	33,858	$—	$—	$—	$— [2]
Total					$—	$—	$—	$—

[1]	Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Funds because the Funds and Prosetta Biosciences, Inc., Series D are under common control.
[2]	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2024